Schedule of employee benefits expense (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Notes and other explanatory information [abstract]
Salaries, wages and bonuses	$ 3,080,129	$ 2,379,674
Directors’ remuneration	1,024,994	382,598
Directors’ fees	128,000	128,000
Employer’s contribution to defined contribution plans including Central Provident Fund	154,566	153,047
Other short term benefit	60,672	60,001
Employee benefits expense, gross	4,448,361	3,103,320
Less : Amount capitalized as internal development of intangible assets	(1,122,174)	(1,714,524)
Employee benefits expense	$ 3,326,187	$ 1,388,796